Class A ordinary shares subject to possible redemption (Details) - Schedule of class A ordinary shares subject to possible redemption reflected on the balance sheet - Class A Ordinary Shares [Member]	Sep. 30, 2021 USD ($)
Class A ordinary shares subject to possible redemption (Details) - Schedule of class A ordinary shares subject to possible redemption reflected on the balance sheet [Line Items]
Gross proceeds	$ 382,594,570
Less:
Fair value of Public Warrants at issuance	(10,755,060)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(20,701,653)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	31,456,713
Class A ordinary shares subject to possible redemption	$ 382,594,570